Hedge accounting (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	R$ (2,156)	R$ 684	R$ (34)
Credit derivative, nominal amount	356,851	282,444
Currency risk [member]
IfrsStatementLineItems [Line Items]
Hedged item, assets	23,701	18,849
Hedged item, liabilities
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(17,404)	(13,986)
Gains (losses) on change in value of foreign currency basis spreads, net of tax	(17,404)	(13,986)
Credit derivative, nominal amount	19,363	19,208
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness	(17,428)	(14,210)
Hedges of net investment in foreign operations [member]
IfrsStatementLineItems [Line Items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(17,404)	(13,986)
Credit derivative, nominal amount	19,363	19,208
Hedges of net investment in foreign operations [member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Hedged item, assets	23,701	18,849
Hedged item, liabilities
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(17,404)	(13,986)
Gains (losses) on change in value of foreign currency basis spreads, net of tax	(17,404)	(13,986)
Credit derivative, nominal amount	19,363	19,208
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness	R$ (17,428)	R$ (14,210)